PAINEWEBBER CASHFUND, INC.                                     SEMIANNUAL REPORT

                                             November 16, 1998

Dear Shareholder,

We are pleased to present you with the semiannual report for the PaineWebber Cashfund, Inc. (the "Fund") for the six-month period ended September 30, 1998.

GENERAL MARKET OVERVIEW
-------------------------------------------------------------------------------

[GRAPHIC]

U.S. bond market yields fell over the period, reflecting investor demand for high-quality securities and diminishing concern over inflation. The bond market traded in tandem with the dollar and the yield curve flattened as long-term rates fell more than short-term rates. Rates briefly rose during April, when the Federal Reserve indicated it had shifted to a tightening bias, but dropped by month-end on good employment and inflation news.

During the summer the stock market became more volatile. Investors shifted some of their savings into Treasury bonds, causing yields to fall and prices to rise. Corporate bond prices did not rise to the same extent, due to doubts about corporate earnings and uncertainty in the global economy, especially regarding Japan and Russia.

PORTFOLIO REVIEW
-------------------------------------------------------------------------------

[GRAPHIC]

We were somewhat bullish on the fixed income markets during the six months ended September 30, 1998, expecting interest rates to hold steady or fall slightly. We kept the Fund's weighted average maturity slightly above its peer group. The Fund's current yield was 5.02% for the seven-day period ended September 30, 1998. The Fund's weighted-average maturity was 52 days, and net assets totaled $5.8 billion as of September 30, 1998.

PAINEWEBBER
CASHFUND, INC.
FUND PROFILE

- GOAL:
  Principal stability and current income

- PORTFOLIO MANAGER:
  Susan P. Ryan, Mitchell Hutchins Asset Management Inc.

- TOTAL NET ASSETS:
  $5.8 billion as of September 30, 1998

- DIVIDEND PAYMENTS:
  Monthly

SEMIANNUAL REPORT

PAINEWEBBER
CASHFUND, INC.

Sector Allocations(1)

                                          9/30/98         3/31/98
Commercial Paper                            61.5%           64.2%
Bank Obligations                            15.1%           17.9%
Short-term corporate obligations            11.9%            6.7%
U.S. government & agency obligations        11.3%           10.9%
Repurchase agreements                        0.2%            0.3%

OUTLOOK
-------------------------------------------------------------------------------

[GRAPHIC]

As 1998 draws to a close, the volatility in the financial markets is beginning to subside. Global economic conditions seem more positive -- especially encouraging is the Japanese government's increasing willingness to tackle that country's problems. Interest rates in the United States reflect both the underlying economy and a flight to quality.

After three cuts in short-term interest rates this fall, we do not believe the Federal Reserve will lower rates again this year. Still, we look for rates to trend lower over the long term, and therefore anticipate maintaining the Fund's weighted average maturity slightly above that of its peer group.

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have.

For a quarterly FUND PROFILE on a mutual fund in the PaineWebber Family of Funds,(2) please contact your investment executive.

Sincerely,

/s/ Margo Alexander     /s/ Dennis L. McCauley            /s/ Susan P. Ryan

MARGO ALEXANDER         DENNIS L. McCAULEY                SUSAN P. RYAN
President,              Managing Director and Chief       Senior Vice President,
Mitchell Hutchins       Investment Officer--              Mitchell Hutchins
Asset Management Inc.   Fixed Income, Mitchell Hutchins   Asset Management Inc.
                        Asset Management Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six-month period ended September 30, 1998, and reflects our views at the time of writing this report. Of course, these views may change in response to changing circumstances. We encourage you to consult your investment executive regarding your personal investment program.

(1)Percentage of portfolio assets - all allocations are subject to change.

(2)Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

PAINEWEBBER CASHFUND, INC.

STATEMENT OF NET ASSETS                           SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
 AMOUNT
  (000)                                                             MATURITY DATES      INTEREST RATES       VALUE
---------                                                        --------------------   --------------   --------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS--11.50%
$  25,000   U. S. Treasury Bills..............................         09/16/99            4.460%@       $   23,915,972
   50,000   U. S. Treasury Notes..............................         12/31/98             5.125            49,966,061
   70,000   Federal Home Loan Bank............................   11/27/98 to 03/02/99   5.120 to 5.625       69,594,667
   70,000   Federal Home Loan Bank............................         10/06/98         4.813 to 4.978*      69,989,834
  114,850   Federal Home Loan Mortgage Corporation............   12/18/98 to 02/22/99   5.080 to 5.200      113,205,746
   40,000   Federal Home Loan Mortgage Corporation............   10/06/98 to 10/26/98   4.843 to 5.327*      39,994,446
  109,062   Federal National Mortgage Association.............   02/02/99 to 08/19/99   4.970 to 5.100      107,624,627
  115,000   Federal National Mortgage Association.............         10/06/98         4.723 to 5.008*     114,966,591
   25,000   Student Loan Marketing Association................         01/27/99             5.560            24,995,959
   50,000   Student Loan Marketing Association................         10/06/98         4.863 to 5.023*      50,000,000
                                                                                                         --------------
Total U.S. Government and Agency Obligations
  (cost--$664,253,903)........................................                                              664,253,903
                                                                                                         --------------

DOMESTIC BANK NOTES--9.59%
   15,000   Bank of America National Trust & Savings
              Association.....................................         10/22/98             5.940            14,999,505
   18,000   Bank of New York..................................         02/25/99             5.530            17,991,393
   15,000   Bank One, Wisconsin N.A...........................         10/06/98             5.460*           14,999,294
   15,000   Comerica Bank N.A., Detroit.......................         10/06/98             5.083*           14,999,680
  210,000   FCC National Bank.................................   10/14/98 to 05/12/99   5.450 to 5.610      209,990,616
  105,000   Greenwood Trust Company...........................   10/05/98 to 10/26/98       5.560           105,000,000
   25,000   Harris Trust & Savings Bank.......................         10/23/98             5.550            24,999,961
   16,000   Huntington National Bank..........................         05/03/99             6.460            16,068,610
   20,000   Key Bank N.A......................................         10/01/98             5.470*           19,989,967
   75,000   NationsBank N.A...................................   10/19/98 to 02/25/99   5.560 to 5.590       75,000,000
   15,000   PNC Bank N.A......................................         10/06/98             5.540*           14,992,460
   25,000   Wachovia Bank of North Carolina...................         10/30/98             5.490            24,999,298
                                                                                                         --------------
Total Bank Notes (cost-- $554,030,784)........................                                              554,030,784
                                                                                                         --------------

DOMESTIC CERTIFICATES OF DEPOSIT--5.76%
  158,000   Bankers Trust Company.............................   10/01/98 to 10/06/98   5.580 to 5.990*     157,964,544
   50,000   Chase Manhattan Bank..............................   05/11/99 to 05/17/99   5.720 to 5.730       49,984,747
  100,000   First Tennessee Bank N.A. Memphis.................   10/21/98 to 11/23/98   5.500 to 5.580      100,000,000
   25,000   Harris Trust & Savings Bank.......................         10/27/98             5.500            25,000,000
                                                                                                         --------------
Total Certificates of Deposit (cost-- $332,949,291)...........                                              332,949,291
                                                                                                         --------------

COMMERCIAL PAPER@--62.39%
ASSET BACKED-AUTO & TRUCK--1.73%
  100,000   New Center Asset Trust............................         10/01/98             5.800           100,000,000
                                                                                                         --------------
ASSET BACKED-BANKING--4.03%
  234,455   Atlantis One Funding Corporation..................   10/08/98 to 02/12/99   5.300 to 5.550      232,869,039
                                                                                                         --------------
ASSET BACKED-FINANCE--2.95%
  151,500   Beta Finance Incorporated.........................   10/08/98 to 03/11/99   5.180 to 5.510      150,330,289
   20,000   CC (USA) Incorporated.............................         10/26/98             5.500            19,923,611
                                                                                                         --------------
                                                                                                            170,253,900
                                                                                                         --------------

PAINEWEBBER CASHFUND, INC.

PRINCIPAL
 AMOUNT
  (000)                                                             MATURITY DATES      INTEREST RATES       VALUE
---------                                                        --------------------   --------------   --------------

COMMERCIAL PAPER@ (CONTINUED)
ASSET BACKED-MISCELLANEOUS-- 8.08%
$  70,000   Asset Securitization Cooperative Corporation......   11/13/98 to 12/04/98   5.470 to 5.500%  $   69,400,479
   63,157   Delaware Funding Corporation......................   10/26/98 to 11/06/98   5.480 to 5.500       62,854,883
  113,681   Enterprise Funding Corporation....................   10/09/98 to 12/22/98   5.300 to 5.530      113,171,286
   40,000   Falcon Asset Securitization Corporation...........         11/09/98             5.500            39,761,667
   46,600   Preferred Receivables Funding Corporation.........   10/08/98 to 02/24/99   5.180 to 5.520       46,258,025
   15,000   Receivables Capital Corporation...................         10/22/98             5.520            14,951,700
  120,841   Triple-A One Funding Corporation..................   10/08/98 to 10/20/98   5.530 to 5.550      120,585,824
                                                                                                         --------------
                                                                                                            466,983,864
                                                                                                         --------------
AUTO & TRUCK-- 3.97%
   55,000   BMW US Capital Corporation........................   10/15/98 to 11/18/98   5.500 to 5.510       54,726,431
   35,000   Daimler- Benz North America Corporation...........         12/09/98             5.470            34,633,054
   75,000   Ford Motor Credit Corporation.....................   10/20/98 to 10/22/98   5.500 to 5.510       74,770,687
   65,279   PACCAR Financial Corporation......................   10/01/98 to 10/22/98       5.500            65,235,630
                                                                                                         --------------
                                                                                                            229,365,802
                                                                                                         --------------
BANKING-- 10.99%
   55,000   Abbey National North America......................   10/08/98 to 02/24/99   5.420 to 5.510       54,418,331
    7,490   BCI Funding Corporation...........................         10/09/98             5.510             7,480,829
   75,000   BBL North America Incorporated....................   10/28/98 to 11/20/98   5.500 to 5.510       74,602,403
   25,000   Citicorp..........................................         10/13/98             5.520            24,954,000
   25,000   Cregem North America Incorporated.................         11/03/98             5.500            24,873,958
   50,000   Den Danske Corporation Incorporated...............         11/16/98             5.500            49,648,611
  127,300   J.P. Morgan & Company, Incorporated...............   10/15/98 to 03/22/99   5.200 to 5.510      125,977,331
   25,000   Kreditbank North America Finance Corporation......         10/07/98             5.525            24,976,979
   85,000   Nordbanken North America Incorporated.............   10/19/98 to 02/12/99   5.470 to 5.520       84,325,736
   25,000   PNC Bank, N.A.....................................         10/28/98             5.490            24,897,063
   70,000   Scotiabank Incorporated...........................   10/05/98 to 11/09/98   5.500 to 5.520       69,705,375
   20,000   Societe Generale North America, Incorporated......         02/18/99             5.230            19,593,222
   50,000   Unifunding Incorporated...........................   11/04/98 to 02/16/99   5.455 to 5.510       49,347,132
                                                                                                         --------------
                                                                                                            634,800,970
                                                                                                         --------------
BROKER-DEALER--4.38%
   55,000   Bear Stearns Companies, Incorporated..............   12/17/98 to 05/14/99   5.450 to 5.480       53,796,804
   25,000   Credit Suisse First Boston Incorporated...........         11/24/98             5.510            24,793,375
   95,000   Goldman Sachs Group L.P...........................   10/27/98 to 10/28/98       5.500            94,611,945
   50,000   Merrill Lynch & Company, Incorporated.............   10/07/98 to 10/16/98   5.510 to 5.520       49,912,633
   30,000   Morgan Stanley Group Incorporated.................         10/19/98             5.520            29,917,200
                                                                                                         --------------
                                                                                                            253,031,957
                                                                                                         --------------
BUSINESS SERVICES--0.13%
    7,641   Block Financial Corporation.......................         10/30/98             5.500             7,607,146
                                                                                                         --------------
CHEMICALS--1.06%
   35,800   duPont (E. I.) deNemours & Company................   10/06/98 to 10/22/98   5.480 to 5.500       35,746,379
   26,000   Henkel Corporation................................   10/16/98 to 11/24/98   5.200 to 5.510       25,853,047
                                                                                                         --------------
                                                                                                             61,599,426
                                                                                                         --------------

PAINEWEBBER CASHFUND, INC.

PRINCIPAL
 AMOUNT
  (000)                                                             MATURITY DATES      INTEREST RATES       VALUE
---------                                                        --------------------   --------------   --------------

COMMERCIAL PAPER@ (CONTINUED)
CONSUMER PRODUCTS--0.43%
$  25,000   Rubbermaid Incorporated...........................         12/10/98             5.510%       $   24,732,153
                                                                                                         --------------
DRUGS, HEALTH CARE--3.27%
   20,000   Glaxo Wellcome Incorporated.......................         10/22/98             5.500            19,935,834
   50,000   Lilly (Eli) & Company.............................         10/13/98             5.470            49,908,833
   19,438   Novartis Finance Corporation......................         10/14/98             5.500            19,399,394
  100,000   Pfizer Incorporated...............................   10/08/98 to 10/30/98   5.470 to 5.500       99,724,083
                                                                                                         --------------
                                                                                                            188,968,144
                                                                                                         --------------
ELECTRONICS--2.05%
   30,000   Emerson Electric Company..........................         10/21/98             5.500            29,908,334
   42,000   Motorola Incorporated.............................   12/11/98 to 12/17/98   5.390 to 5.450       41,523,598
   47,219   Vermont American Corporation......................   10/14/98 to 10/16/98   5.460 to 5.500       47,118,331
                                                                                                         --------------
                                                                                                            118,550,263
                                                                                                         --------------
ENERGY--1.04%
   50,000   Koch Industries, Incorporated.....................         10/01/98             5.750            50,000,000
   10,000   Texaco Incorporated...............................         10/08/98             5.510             9,989,286
                                                                                                         --------------
                                                                                                             59,989,286
                                                                                                         --------------
FINANCE-CONDUIT--2.35%
   46,200   Commerzbank U.S. Finance Incorporated.............   10/23/98 to 11/18/98   5.490 to 5.520       45,960,483
   45,000   Svenska Handelsbanken Incorporated................   11/04/98 to 11/12/98   5.490 to 5.510       44,735,797
   45,000   UBS Finance (Delaware) Incorporated...............         10/01/98             5.750            45,000,000
                                                                                                         --------------
                                                                                                            135,696,280
                                                                                                         --------------
FINANCE-CONSUMER--2.03%
   50,000   Household Finance Corporation.....................         10/14/98             5.510            49,900,514
   67,660   Transamerica Finance Corporation..................   10/28/98 to 12/15/98   5.180 to 5.510       67,210,590
                                                                                                         --------------
                                                                                                            117,111,104
                                                                                                         --------------
FINANCE-DIVERSIFIED--1.21%
   70,000   Associates Corporation of North America...........   10/14/98 to 10/22/98   5.500 to 5.510       69,799,789
                                                                                                         --------------
FINANCE-INDEPENDENT--0.28%
   16,500   National Rural Utilities Cooperative Finance
              Corporation.....................................         11/16/98             5.480            16,384,463
                                                                                                         --------------
FINANCE-SUBSIDIARY--2.85%
  125,000   Deutsche Bank Financial Incorporated..............   10/01/98 to 10/21/98   5.510 to 5.520      124,835,340
   40,000   National Australia Funding (Delaware)
              Incorporated....................................   11/10/98 to 11/23/98   5.320 to 5.490       39,720,128
                                                                                                         --------------
                                                                                                            164,555,468
                                                                                                         --------------
FOOD, BEVERAGE & TOBACCO-- 0.77%
   14,163   Campbell Soup Company.............................         10/15/98             5.480            14,132,817
   30,818   Fortune Brands Incorporated.......................   10/14/98 to 10/15/98   5.490 to 5.520       30,753,736
                                                                                                         --------------
                                                                                                             44,886,553
                                                                                                         --------------

PAINEWEBBER CASHFUND, INC.

PRINCIPAL
 AMOUNT
  (000)                                                             MATURITY DATES      INTEREST RATES       VALUE
---------                                                        --------------------   --------------   --------------

COMMERCIAL PAPER@ (CONTINUED)
INSURANCE--2.33%
$  55,000   American General Corporation......................   10/07/98 to 10/15/98   5.510 to 5.520%  $   54,918,783
   10,000   General Reinsurance Corporation...................         11/09/98             5.500             9,940,417
   25,000   Prudential Funding Corporation....................         10/06/98             5.530            24,980,799
   10,000   St. Paul Companies Incorporated...................         10/09/98             5.500             9,987,778
   34,700   USAA Capital Corporation..........................   10/28/98 to 10/29/98   5.490 to 5.500       34,555,412
                                                                                                         --------------
                                                                                                            134,383,189
                                                                                                         --------------
INSURANCE-PROPERTY/CASUALTY--0.17%
   10,000   A.I. Credit Corporation...........................         11/16/98             5.380             9,931,256
                                                                                                         --------------
MANUFACTURING-DIVERSIFIED--1.37%
   79,563   BTR Dunlop Finance Incorporated...................   11/12/98 to 11/13/98       5.500            79,050,867
                                                                                                         --------------
METALS & MINING--2.31%
  120,300   Rio Tinto America Incorporated....................   10/09/98 to 12/11/98   5.370 to 5.520      119,504,882
   14,000   U.S. Borax Incorporated...........................         11/16/98             5.500            13,901,611
                                                                                                         --------------
                                                                                                            133,406,493
                                                                                                         --------------
PRINTING & PUBLISHING--0.37%
   21,400   Reed Elsevier Incorporated........................         10/23/98             5.500            21,328,072
                                                                                                         --------------
TELECOMMUNICATIONS--1.72%
   54,800   BellSouth Capital Funding Corporation.............   10/08/98 to 10/16/98   5.470 to 5.480       54,697,918
   25,000   Lucent Technologies, Incorporated.................         10/29/98             5.500            24,893,056
   20,000   SBC Communications Incorporated...................         11/10/98             5.380            19,880,444
                                                                                                         --------------
                                                                                                             99,471,418
                                                                                                         --------------
UTILITY-ELECTRIC--0.52%
   30,000   Southern Company..................................         10/21/98             5.500            29,908,333
                                                                                                         --------------
Total Commercial Paper (cost-- $3,604,665,235)................                                            3,604,665,235
                                                                                                         --------------

SHORT-TERM CORPORATE OBLIGATIONS--12.01%
ASSET BACKED-FINANCE--1.78%
   40,000   Beta Finance Incorporated.........................   10/06/98 to 10/25/98   5.223 to 5.745*      40,000,000
   63,000   Beta Finance Incorporated.........................   10/09/98 to 05/13/99   5.710 to 6.000       63,000,000
                                                                                                         --------------
                                                                                                            103,000,000
                                                                                                         --------------
BANKING--0.43%
   25,000   Banc One Corporation..............................         10/01/98             5.530*           24,987,420
                                                                                                         --------------
BROKER-DEALER--7.94%
  185,300   Bear Stearns Companies, Incorporated..............         10/06/98         5.043 to 5.800*     185,300,000
   20,000   Bear Stearns Companies, Incorporated..............         06/14/99             5.800            20,000,000
   53,400   Credit Suisse First Boston Incorporated...........         10/06/98         5.123 to 5.163*      53,400,000
  105,000   Merrill Lynch & Company, Incorporated.............   10/01/98 to 10/28/98   5.527 to 5.870*     105,006,695
   50,000   Merrill Lynch & Company, Incorporated.............   12/08/98 to 03/05/99   5.575 to 5.630       50,000,000

PAINEWEBBER CASHFUND, INC.

PRINCIPAL
 AMOUNT
  (000)                                                             MATURITY DATES      INTEREST RATES       VALUE
---------                                                        --------------------   --------------   --------------

SHORT-TERM CORPORATE OBLIGATIONS (CONCLUDED)
BROKER-DEALER (CONCLUDED)
$  45,000   Morgan Stanley Dean Witter & Company..............         10/06/98         5.600 to 5.616%* $   45,000,000
                                                                                                         --------------
                                                                                                            458,706,695
                                                                                                         --------------
FINANCE-AIRCRAFT--0.17%
   10,000   International Lease Finance Corporation...........         02/16/99             5.950            10,002,943
                                                                                                         --------------
FINANCE-DIVERSIFIED--0.48%
   27,100   Associates Corporation of North America...........   09/01/99 to 09/17/99   6.680 to 7.250       27,432,543
                                                                                                         --------------
INSURANCE--0.69%
   40,000   Prudential Funding Corporation....................         10/06/98         5.043 to 5.163*      40,000,000
                                                                                                         --------------
MACHINERY--0.52%
    5,000   Caterpillar Financial Services....................         01/15/99             5.950             5,005,061
   25,000   Caterpillar Financial Services....................         12/24/98             5.470*           25,000,000
                                                                                                         --------------
                                                                                                             30,005,061
                                                                                                         --------------
Total Short-Term Corporate Obligations (cost--$694,134,662)...                                              694,134,662
                                                                                                         --------------

REPURCHASE AGREEMENT--0.21%
   12,344   Repurchase Agreement dated 09/30/98 with Citicorp
              Securities Incorporated, collaterized by
              $9,010,000 U.S. Treasury Bonds, 8.125% due
              05/15/21 (value--$12,591,475); proceeds:
              $12,345,913 (cost--$12,344,000).................         10/01/98             5.580            12,344,000
                                                                                                         --------------
Total Investments (cost--$5,862,377,875 which approximates
  cost for federal income tax purposes)--101.46%..............                                            5,862,377,875
Liabilities in excess of other assets--(1.46)%................                                              (84,567,924)
                                                                                                         --------------
Net Assets (applicable to 5,778,908,655 shares outstanding at
  $1.00 per share)--100.00%...................................                                           $5,777,809,951
                                                                                                         --------------
                                                                                                         --------------

-----------------
* Variable rate securities--maturity date reflects earlier of reset date or maturity date. The interest rates shown are the current rates as of September 30, 1998 and reset periodically.
@ Interest rates shown are discount rates at date of purchase.

                       Weighted Average Maturity--52 Days

                 See accompanying notes to financial statements

PAINEWEBBER CASHFUND, INC.

STATEMENT OF OPERATIONS

                                                                              FOR THE SIX
                                                                                 MONTHS
                                                                                 ENDED
                                                                             SEPTEMBER 30,
                                                                                  1998
                                                                              (UNAUDITED)
                                                                             --------------
Interest income............................................................  $ 160,231,521
                                                                             --------------

EXPENSES:
Investment advisory and administration.....................................     10,192,709
Transfer agency and related services fees..................................      3,310,678
Reports and notices to shareholders........................................        547,337
Custody and accounting.....................................................        286,439
Federal and state registration.............................................        133,577
Legal and audit............................................................        180,658
Insurance..................................................................         73,714
Directors' fees............................................................          5,250
Other expenses.............................................................          6,374
                                                                             --------------
                                                                                14,736,736
                                                                             --------------
NET INVESTMENT INCOME......................................................    145,494,785
NET REALIZED GAIN FROM INVESTMENT TRANSACTIONS.............................        279,236
                                                                             --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.......................  $ 145,774,021
                                                                             --------------
                                                                             --------------

STATEMENT OF CHANGES IN NET ASSETS

                                                      FOR THE SIX MONTHS
                                                            ENDED              FOR THE YEAR
                                                      SEPTEMBER 30, 1998          ENDED
                                                         (UNAUDITED)          MARCH 31, 1998
                                                      ------------------     ----------------
FROM OPERATIONS:
Net investment income.............................     $   145,494,785       $    274,493,174
Net realized gains from investment transactions...             279,236                110,739
                                                      ------------------     ----------------
Net increase in net assets resulting from
  operations......................................         145,774,021            274,603,913
                                                      ------------------     ----------------

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income.............................        (145,494,785)          (274,493,174)
                                                      ------------------     ----------------
Net increase in net assets derived from capital
  share transactions..............................          94,268,464            422,683,526
                                                      ------------------     ----------------
Net increase in net assets........................          94,547,700            422,794,265

NET ASSETS:
Beginning of period...............................       5,683,262,251          5,260,467,986
                                                      ------------------     ----------------
End of period.....................................     $ 5,777,809,951       $  5,683,262,251
                                                      ------------------     ----------------
                                                      ------------------     ----------------

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

  PaineWebber Cashfund, Inc. (the "Fund"), was organized under the laws of Maryland on January 20, 1978 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company.

  The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Following is a summary of significant accounting policies:

  VALUATION AND ACCOUNTING FOR INVESTMENTS--Investments are valued at amortized cost which approximates market value. Investment transactions are accounted for on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

  REPURCHASE AGREEMENTS--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/ or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

  DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

  The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

INVESTMENT ADVISER AND ADMINISTRATOR

  The Fund's Board of Directors has approved an investment advisory and administration contract ("Advisory Contract") with PaineWebber Incorporated ("PaineWebber"), under which PaineWebber serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract, PaineWebber receives compensation from the Fund, computed daily and paid monthly equivalent to 0.500% per annum of the Fund's first $500 million of average daily net assets; 0.425% of the next $500 million; 0.390% of the next $500 million; 0.380% of the next $500 million; 0.350% of the next $500 million; 0.345% of the next $1.0 billion; 0.325% of the next $500 million; 0.315% of the next $500 million; 0.300% of the next $500 million; 0.290% of the next $500 million; and 0.280% of assets in excess of $5.5 billion. At September 30, 1998, the Fund owed PaineWebber $1,694,788 in investment advisory and administration fees.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

  Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber serves as sub-adviser to the Fund pursuant to a Sub-Advisory Contract between PaineWebber and Mitchell Hutchins. In accordance with the sub-advisory contract, PaineWebber (not the Fund) pays Mitchell Hutchins for sub-advisory services provided.

TRANSFER AGENCY SERVICE FEES

  PaineWebber provides transfer agency related services to the Fund pursuant to a delegation of authority from PFPC Inc., the Fund's transfer agent, and is compensated for these services by PFPC Inc., not the Fund. For the six months ended September 30, 1998, PaineWebber received from PFPC Inc., not the Fund, approximately 55% of the total transfer agency and related service fees collected by PFPC Inc. from the Fund.

OTHER LIABILITIES

  At September 30, 1998, the amounts payable for investments purchased and dividends payable aggregated $97,237,576 and $7,123,374, respectively.

FEDERAL TAX STATUS

  The Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to federal excise tax.

  At March 31, 1998, the Fund had a net capital loss carryforward of $1,206,669. This loss carryforward is available as a reduction, to the extent provided in the regulations, of any future net realized gains, and will expire by March 31, 2003. To the extent that such losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed.

CAPITAL SHARE TRANSACTIONS

  There are 20 billion shares of $0.001 par value authorized shares of common stock. Transactions in capital shares, at $1.00 per share, were as follows:

                                          FOR THE SIX MONTHS   FOR THE YEAR
                                                ENDED              ENDED
                                          SEPTEMBER 30, 1998  MARCH 31, 1998
                                          ------------------  ---------------
Shares sold.............................     10,608,804,070    22,110,092,602
Shares repurchased......................    (10,655,303,613)  (21,952,532,510)
Dividends reinvested....................        140,768,007       265,123,434
                                          ------------------  ---------------
Net increase in shares outstanding......         94,268,464       422,683,526
                                          ------------------  ---------------
                                          ------------------  ---------------

PAINEWEBBER CASHFUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of common stock outstanding throughout each period is presented below:

                                          FOR THE SIX
                                             MONTHS
                                             ENDED
                                           SEPTEMBER                          FOR THE YEARS ENDED MARCH 31,
                                            30, 1998     ------------------------------------------------------------------------
                                          (UNAUDITED)        1998           1997           1996           1995           1994
                                          ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period....  $      1.00    $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                          ------------   ------------   ------------   ------------   ------------   ------------
Net investment income...................       0.0256          0.0511         0.0482         0.0523         0.0433         0.0272
Dividends from net investment income....      (0.0256)        (0.0511)       (0.0482)       (0.0523)       (0.0433)       (0.0272)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, end of period..........  $      1.00    $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                          ------------   ------------   ------------   ------------   ------------   ------------
                                          ------------   ------------   ------------   ------------   ------------   ------------
Total investment return(1)..............         2.59%           5.23%          4.93%          5.36%          4.44%          2.75%
                                          ------------   ------------   ------------   ------------   ------------   ------------
                                          ------------   ------------   ------------   ------------   ------------   ------------
Ratios/Supplemental Data:
Net assets, end of period (000's).......  $ 5,777,810    $  5,683,262   $  5,260,468   $  5,308,558   $  3,700,678   $  3,436,278
Expenses to average net assets..........         0.52%*          0.56%          0.63%          0.60%          0.62%          0.61%
Net investment income to average net
  assets................................         5.11%*          5.11%          4.82%          5.24%          4.35%          2.73%

-----------------
*  Annualized

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. Total investment return for period of less than one year has not been annualized.

-------------------------------------------------------------------------------

DIRECTORS

E. Garrent Bewkes, Jr.                       Mary C. Farrell
CHAIRMAN
                                             Meyer Feldberg
Margo N. Alexander
                                             George W. Gowen
Richard Q. Armstrong
                                             Frederic V. Malek
Richard R. Burt
                                             Carl W. Schafer

PRINCIPAL OFFICERS

Margo N. Alexander                           Paul H. Schubert
PRESIDENT                                    VICE PRESIDENT AND TREASURER

Victoria E. Schonfeld                        Dennis L. McCauley
VICE PRESIDENT                               VICE PRESIDENT

Dianne E. O'Donnell                          Susan P. Ryan
VICE PRESIDENT AND SECRETARY                 VICE PRESIDENT

ADMINISTRATOR AND DISTRIBUTOR

PaineWebber Incorporated
1285 Avenue of the Americas
New York, New York 10019

INVESTMENT ADVISERS

PaineWebber Incorporated
1285 Avenue of the Americas
New York, New York 10019

Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York 10019

THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS

THE FINANCIAL INFORMATION INCLUDED HEREIN IS TAKEN FROM THE RECORDS OF THE FUND WITHOUT EXAMINATION BY INDEPENDENT AUDITORS WHO DO NOT EXPRESS AN OPINION THEREON.

                                 PAINEWEBBER
                  -Copyright- 1998 PaineWebber Incorporated
                                 Member SIPC

PAINEWEBBER

                       ------------------------------
                       CASHFUND INC.

                       SEMIANNUAL REPORT

                       SEPTEMBER 30, 1998